Share-based Payments - Additional Information (Detail)										12 Months Ended
	Jun. 01, 2022 shares € / shares	Apr. 01, 2022 shares $ / shares	Feb. 03, 2022	Jan. 01, 2022 shares € / shares	Jul. 01, 2021 shares $ / shares	Jun. 25, 2021 shares € / shares	Jun. 25, 2021 shares $ / shares	Feb. 04, 2021 shares $ / shares € / shares	Jan. 01, 2021 shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares	Feb. 05, 2021 € / shares
Statement Of Lineitems [Line Items]
Nominal value per share | € / shares										€ 0.12
Number Of Instruments Granted In Share based Payment Arrangement		552,500
Expense from share-based payment transactions | €										€ 7,590,041	€ 7,008,923	€ 1,410,101
Number of share options outstanding in share-based payment arrangement										3,181,538	2,470,295	1,465,295
Number of share options exercisable in share-based payment arrangement										1,585,404	469,630
Exercise price of outstanding share options | € / shares										€ 11.74	€ 38.75
Weighted average remaining contractual life of outstanding share options										7 years 6 months	8 years
Share options, Exercised										31,257	34,000
Bottom of range [member]
Statement Of Lineitems [Line Items]
Exercise price of outstanding share options | € / shares										€ 0.01	€ 0.01
Top Of Range [Member]
Statement Of Lineitems [Line Items]
Exercise price of outstanding share options | € / shares										€ 16.78	€ 16.67
Share Options Vesting [member]
Statement Of Lineitems [Line Items]
Percentage of aggregate number of stock options shall vest on one year at grant date	25.00%	25.00%	25.00%	25.00%	25.00%			25.00%
Percentage of aggregate number of stock options shall vest on One Month at grant date	0.48%	0.48%	0.48%	0.48%	0.48%			0.48%
Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Number Of Instruments Granted In Share based Payment Arrangement	120,000	465,000		70,000	150,000	14,000	14,000	873,000	107,000
Number of shares granted date fair value						88,000	88,000
Weighted average share price | (per share)	€ 17.98	$ 18.14		€ 14.39	$ 17.43	€ 2.38	$ 20	$ 20	€ 7.25
Members of the board [Member]
Statement Of Lineitems [Line Items]
Number Of Instruments Granted In Share based Payment Arrangement		87,500
Exercise price of EUR 7,25 per share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement									December 31, 2030
Exercise price of $20 per share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement						February 3, 2031	February 3, 2031	February 3, 2031
Exercise price of EUR2.38 per share[Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement						February 2, 2030	February 2, 2030
Exercise price of $17.43 per share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement					June 30, 2031
Exercise price of $14.39 per share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement				December 31, 2031
Exercise price of $18.14 per share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement		March 31, 2031
Exercise price of $17.98 per share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement	May 31, 2031
Ordinary Shares [member]
Statement Of Lineitems [Line Items]
Nominal value per share | € / shares								$ 0.01					€ 0.12
Restricted Stock units [Member] | Restricted Award Agreement
Statement Of Lineitems [Line Items]
Number Of Instruments Granted In Share based Payment Arrangement										681,588	175,991
Expense from share-based payment transactions | €										€ 3,759,159	€ 1,187,463	€ 177,635
Weighted-average grant date fair value | €										€ 11.84	€ 17.0